LOSS BEFORE TAXATION - Additional Information - (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of LOSS BEFORE TAXATION [Line Items]
Employee benefits expense	¥ 13,735,000	¥ 19,427,000	¥ 33,302,000
Adjustment For Inventory Reversal Of Written Down	99,237,000	2,301,000	56,766,000
Cost Of Inventories
Disclosure of LOSS BEFORE TAXATION [Line Items]
Employee benefits expense	4,065,000	7,554,000	19,867,000
Post-employment benefit expense, defined contribution plans	756,704	1,590,660	2,734,411
Operating Lease Payment	12,801,485	13,082,071	12,503,000
Reversal of inventory write-down	(99,237,173)	(2,301,000)	(56,766,000)
Depreciation and amortisation expense	¥ 0	¥ 0	¥ 0